The “Lava Jato (Car Wash) Operation” and its effects on the Company (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureTheLavaJatoCarWashOperationAndItsEffectsOnTheCompanyLineItems [Line Items]
Compensation for damages	$ 235	$ 155
Lava Jato [Member]
DisclosureTheLavaJatoCarWashOperationAndItsEffectsOnTheCompanyLineItems [Line Items]
Compensation for damages	$ 1,522